PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in provisions [Roll Forward]
Balance at beginning of period	€ 150,868
Provision	79,855
Use and other changes	(42,973)
Releases	(7,524)
Translation differences	468
Reclassification and other movements	0
Balance at end of period	180,694	€ 150,868
Warranty and recall campaigns provision
Movement in provisions [Roll Forward]
Balance at beginning of period	108,767
Provision	61,076
Use and other changes	(39,958)
Releases	(3,854)
Translation differences	38
Reclassification and other movements	0
Balance at end of period	126,069	108,767
Legal proceedings and disputes
Movement in provisions [Roll Forward]
Balance at beginning of period	13,701
Provision	1,601
Use and other changes	(1,213)
Releases	(1,202)
Translation differences	325
Reclassification and other movements	(1,150)
Balance at end of period	12,062	13,701
Environmental and other risks
Movement in provisions [Roll Forward]
Balance at beginning of period	28,400
Provision	17,178	12,306	€ 7,526
Use and other changes	(1,802)
Releases	(2,468)
Translation differences	105
Reclassification and other movements	1,150
Balance at end of period	€ 42,563	€ 28,400